Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Common units A	Common units B	Total	Common Stock	Treasury Stock	Additional Paid-In Capital	AOCI	Retained Deficit
Balance (Predecessor) at Dec. 31, 2015			$ (24,022)	$ 90		$ 128,331		$ (152,443)
Balance (in shares) (Predecessor) at Dec. 31, 2015				8,981,536
Increase (Decrease) in Stockholders' Equity
Reacquired stock | Predecessor			(50)		$ (50)
Reacquired stock (in shares) | Predecessor				(1,000,000)
Stock-based compensation expense | Predecessor			1,293			1,293
Net income | Predecessor			(1,545)					(1,545)
Balance (Predecessor) at Dec. 31, 2016			(24,324)	$ 90	(50)	129,624		(153,988)
Balance (in shares) (Predecessor) at Dec. 31, 2016				7,981,536
Increase (Decrease) in Stockholders' Equity
Issuance of common stock for settlement of restricted stock units | Predecessor				8,484
Stock-based compensation expense | Predecessor			51			51
Net income | Predecessor			(180,895)					(180,895)
Balance (Predecessor) at Dec. 31, 2017			(205,168)	$ 90	(50)	129,675		(334,883)
Balance (in shares) (Predecessor) at Dec. 31, 2017				7,990,020
Increase (Decrease) in Stockholders' Equity
Stock-based compensation expense | Predecessor			8			8
Net income | Predecessor			(3,688)					(3,688)
Balance (Predecessor) at Mar. 31, 2018			(208,848)	$ 90	(50)	129,683		(338,571)
Balance (in shares) (Predecessor) at Mar. 31, 2018				7,990,020
Balance (Predecessor) at Dec. 31, 2017			(205,168)	$ 90	(50)	129,675		(334,883)
Balance (in shares) (Predecessor) at Dec. 31, 2017				7,990,020
Increase (Decrease) in Stockholders' Equity
Stock-based compensation expense | Predecessor			31			31
Net income | Predecessor			(51,295)					(51,295)
Balance (Predecessor) at Dec. 12, 2018			(256,432)	$ 90	(50)	129,706		(386,178)
Balance (in shares) (Predecessor) at Dec. 12, 2018				7,990,020
Increase (Decrease) in Stockholders' Equity
Elimination of equity in connection with restructuring | Predecessor			256,432	$ (90)	50	(129,706)		386,178
Balance (in shares) at Dec. 13, 2018	850,000	150,000
Ending Balance at Dec. 13, 2018	$ 740	$ 130	870
Balance (Predecessor) at Dec. 12, 2018			(256,432)	$ 90	$ (50)	$ 129,706		(386,178)
Balance (in shares) (Predecessor) at Dec. 12, 2018				7,990,020
Increase (Decrease) in Stockholders' Equity
Net income			1,636
Balance (in shares) at Dec. 31, 2018	850,000	150,000
Members' Equity [Abstract]
Change in fair value of debt			6,635
Ending Balance at Dec. 31, 2018	$ 740	$ 130	9,141				$ 6,635	1,636
Increase (Decrease) in Stockholders' Equity
Elimination of equity in connection with restructuring (in shares) | Predecessor				(7,990,020)
Balance (in shares) at Dec. 13, 2018	850,000	150,000
Increase (Decrease) in Stockholders' Equity
Net income			1,636					1,636
Balance (in shares) at Dec. 31, 2018	850,000	150,000
Beginning Balance at Dec. 13, 2018	$ 740	$ 130	870
Members' Equity [Abstract]
Change in fair value of debt			6,635				6,635
Ending Balance at Dec. 31, 2018	$ 740	$ 130	9,141				6,635	1,636
Increase (Decrease) in Stockholders' Equity
Net income			(6,128)					(6,128)
Balance (in shares) at Mar. 31, 2019	850,000	150,000
Members' Equity [Abstract]
Change in fair value of debt			(14,645)				(14,645)
Ending Balance at Mar. 31, 2019	$ 740	$ 130	$ (11,632)				$ (8,010)	$ (4,492)